Capital Management (Tables)	12 Months Ended
Mar. 31, 2018
Capital Management [Abstract]
Summary of Cash Equivalents and Restricted Short-term Investments

The Corporation cash equivalents and restricted short-term investments as at March 31, 2018 and 2017 are as follows:

			March 31,			March 31,
			2018			2017
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Term deposit (1)	April 27, 2018	1.12%	$18,502,297	April 11, 2017	0.52%	$1,662,375
Term deposit (1)	—	—	—	April 25, 2017	0.53%	1,331,815
Restricted short-term investment as pledge for the acquisition of Biodroga	May 28, 2018	1.20%	2,350,000	June 1, 2017	1.05%	2,350,000
Restricted short-term investment	Dec. 11, 2018	0.90%	60,000	Dec. 11, 2017	0.85%	72,000
Restricted short-term investment as pledge for cross currency swaps	—	—	—	April 4, 2018	—	323,000

(1) Cashable at any time at the discretion of the Corporation, under certain conditions.